Other Income (Details) - USD ($) $ in Thousands	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 25, 2014	Nov. 15, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other income			$ 5,232	$ 47,935	$ 13,730
Income from credit default insurance	$ 30,956
Within caption "Other Income"
Income from credit default insurance	29,786
Sale of defaulted counterparty claim
Other income				$ 17,779
Within caption "Revenue"
Income from credit default insurance	$ 1,170
Hire revenues
Other income					$ 10,000
Navios Holdings
Other income			$ 3,605
Navios Holdings
Supplemental credit default insurance maximum cash payment		$ 20,000